Performance obligations and remaining performance obligations (Details) ₨ in Thousands	Mar. 31, 2022 INR (₨)
Within One Year [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 1,587,219
One To Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	1,390,266
More Than Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 523,300